Employee Benefit Plans	12 Months Ended
Dec. 31, 2019
Employees Benefit Plans [Abstract]
Employee Benefit Plans

NOTE 21. EMPLOYEE BENEFIT PLANS

The Corporation has a defined contribution pension plan covering a significant number of its employees. Under this plan, the Corporation matches individual contributions up to 5% of the employee’s eligible compensation. Total expense under the defined contribution plan in 2019 was $13 million (2018 – $12 million).